Shares Excluded From Computation of Diluted Net Income per Share Attributable to Common Stockholders (Detail) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,468	17,416	21,058	17,416	17,577
Stock Option
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,468	0	3,642	0	161
Convertible Preferred Stock
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	17,416	17,416	17,416	17,416